Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions
20. Related party transactions:

The Company's related parties are CWI, Cartesian, directors, officers and shareholders which own greater than 10% of the Company's shares. During 2017, Mr. Costamagna, the former Chief Executive Officer ("CEO") of Fuel Systems, left the Company's Board of Directors and was no longer considered a related party. Mr. Costamagna and his associated companies continue to supply facilities, products and services to the Company.
The following table sets forth amounts that are included within the captions noted on the consolidated balance sheets, representing related party transactions with the Company:

	December 31, 2017	December 31, 2016
Receivables:
Entities related to Mariano Costamagna (a)	$ N/A	$237
Cummins Westport Inc. (b)	150	236
Ideas & Motion S.r.L. (c)	6	15
	$156	$488
Payables:
Entities related to Mariano Costamagna (a)	$ N/A	$1,191
(a)    Entities related to Mariano Costamagna include: Bianco S.p.A, TCN S.r.L., Biemmedue S.p.A, MTM Hydro S.r.L., Immobiliare IV Marzo, Delizie Bakery S.r.L., Galup S.r.L., TCN Vd S.r.L., Europlast S.r.L., A.R.S. Elettromeccanica S.r.L., Ningbo Topclean Mechanical Technology Co. Ltd., and Erretre S.r.L..
(b)    Pursuant to the amended and restated Joint Venture Agreement, Westport engages in transactions with CWI (see note 9). Amounts receivable relate to costs incurred by the Company on behalf of CWI. The amounts are generally reimbursed by CWI to the Company in the month following the month in which the payable is incurred.

20. Related party transactions (continued):
(c)    Ideas & Motion S.r.L is an Italian consulting and services company in which the Company owns an equity ownership interest of 14.28%.

	Years ended December 31,
	2017		2016
	Purchases	Sales	Purchases	Sales
Related party company:
Entities related to Mariano Costamagna	$ N/A	$ N/A	$2,592	$412
Cummins Westport Inc.	—	2,721	—	2,744
Ideas & Motion S.r.L.	—	69	—	43
	$—	$2,790	$2,592	$3,199

(d)    Other transactions with related parties: